Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Communication Services (2.0%)
*	Vonage Holdings Corp.	1,973,418	22,300
	Cogent Communications Holdings Inc.	371,258	20,456
*	Iridium Communications Inc.	896,677	19,081
	Gannett Co. Inc.	1,151,125	12,363
	Scholastic Corp.	245,506	9,270
	Marcus Corp.	195,205	7,225
	EW Scripps Co. Class A	531,580	7,059
	ATN International Inc.	106,981	6,245
	New Media Investment Group Inc.	653,455	5,757
	Consolidated Communications Holdings Inc.	1,132,989	5,393
*	TechTarget Inc.	224,981	5,068
*	QuinStreet Inc.	370,479	4,664
	Spok Holdings Inc.	320,163	3,823
*	Frontier Communications Corp.	1,614,790	1,400
			130,104
Consumer Discretionary (14.3%)
*	RH	210,190	35,907
*	TopBuild Corp.	306,540	29,560
	Lithia Motors Inc. Class A	195,803	25,920
	Strategic Education Inc.	190,565	25,894
*	Meritage Homes Corp.	352,118	24,771
	Steven Madden Ltd.	680,151	24,343
*	Shake Shack Inc. Class A	234,343	22,975
	Wolverine World Wide Inc.	801,373	22,647
	Wingstop Inc.	259,357	22,637
	Monro Inc.	285,696	22,573
*	Fox Factory Holding Corp.	345,952	21,532
	LCI Industries	231,355	21,250
	MDC Holdings Inc.	480,732	20,720
*	Dorman Products Inc.	255,985	20,361
*	Asbury Automotive Group Inc.	166,953	17,084
	Callaway Golf Co.	858,774	16,669
*	Crocs Inc.	594,705	16,509
	Bloomin' Brands Inc.	815,246	15,433
	Group 1 Automotive Inc.	164,542	15,189
*	LGI Homes Inc.	177,830	14,817
*	Sleep Number Corp.	350,382	14,478
	La-Z-Boy Inc.	427,059	14,345
*	Cavco Industries Inc.	71,424	13,720
	Dave & Buster's Entertainment Inc.	337,189	13,134
*	Gentherm Inc.	313,638	12,886
	Core-Mark Holding Co. Inc.	399,972	12,845
*	M/I Homes Inc.	336,134	12,655
	Kontoor Brands Inc.	360,411	12,650
	Rent-A-Center Inc.	481,203	12,410
	Dine Brands Global Inc.	155,358	11,785
*	iRobot Corp.	190,575	11,753
	Cooper Tire & Rubber Co.	447,686	11,694

* Stamps.com Inc.	155,296	11,562
Children's Place Inc.	150,068	11,554
Oxford Industries Inc.	151,644	10,873
Signet Jewelers Ltd.	633,200	10,612
Designer Brands Inc. Class A	613,509	10,503
* Installed Building Products Inc.	182,995	10,493
Winnebago Industries Inc.	271,122	10,398
Abercrombie & Fitch Co.	659,410	10,287
* Cooper-Standard Holdings Inc.	247,007	10,098
* Career Education Corp.	608,947	9,676
Guess? Inc.	519,833	9,632
Standard Motor Products Inc.	186,629	9,061
* Boot Barn Holdings Inc.	257,214	8,977
Tupperware Brands Corp.	547,762	8,693
* Universal Electronics Inc.	147,946	7,530
* Michaels Cos. Inc.	765,152	7,491
Sonic Automotive Inc. Class A	236,560	7,430
GameStop Corp. Class A	1,343,077	7,414
* Genesco Inc.	174,684	6,991
* Century Communities Inc.	228,054	6,985
* Conn's Inc.	270,573	6,726
* Zumiez Inc.	211,817	6,709
* Regis Corp.	327,534	6,623
* Shutterstock Inc.	178,473	6,446
Buckle Inc.	301,673	6,214
* William Lyon Homes Class A	302,603	6,161
Chico's FAS Inc.	1,494,159	6,021
PetMed Express Inc.	313,048	5,641
Sturm Ruger & Co. Inc.	127,538	5,326
Caleres Inc.	220,974	5,173
Movado Group Inc.	204,773	5,091
* Red Robin Gourmet Burgers Inc.	151,515	5,039
Ruth's Hospitality Group Inc.	245,939	5,021
* Fossil Group Inc.	386,633	4,837
* Monarch Casino & Resort Inc.	112,203	4,678
Cato Corp. Class A	263,319	4,637
Haverty Furniture Cos. Inc.	221,187	4,483
* G-III Apparel Group Ltd.	172,688	4,450
BJ's Restaurants Inc.	113,691	4,416
Tailored Brands Inc.	953,937	4,197
* Express Inc.	1,218,592	4,192
* Garrett Motion Inc.	420,219	4,185
* Hibbett Sports Inc.	180,963	4,144
Ethan Allen Interiors Inc.	215,533	4,117
* Chuy's Holdings Inc.	163,574	4,050
* Vista Outdoor Inc.	652,671	4,040
* Motorcar Parts of America Inc.	233,306	3,943
* MarineMax Inc.	249,911	3,869
Shoe Carnival Inc.	114,641	3,716
* American Public Education Inc.	154,832	3,459
* Lumber Liquidators Holdings Inc.	338,638	3,342
* El Pollo Loco Holdings Inc.	219,568	2,406
* Vitamin Shoppe Inc.	364,564	2,377
* Liquidity Services Inc.	297,696	2,203
* Vera Bradley Inc.	200,482	2,025
Tile Shop Holdings Inc.	415,763	1,326
* Unifi Inc.	49,585	1,087

* Barnes & Noble Education Inc.	330,189	1,030
* Fiesta Restaurant Group Inc.	85,996	896
* Kirkland's Inc.	88,440	136
* Nautilus Inc.	48,627	66
Office Depot Inc.	5,046	9
		941,913
Consumer Staples (4.0%)
* Darling Ingredients Inc.	1,417,416	27,115
J&J Snack Foods Corp.	124,181	23,843
WD-40 Co.	117,394	21,547
* Avon Products Inc.	3,986,183	17,539
Calavo Growers Inc.	143,083	13,619
Coca-Cola Consolidated Inc.	39,777	12,087
PriceSmart Inc.	167,970	11,943
B&G Foods Inc.	616,256	11,653
Medifast Inc.	111,963	11,603
Universal Corp.	206,885	11,339
Vector Group Ltd.	849,628	10,119
Cal-Maine Foods Inc.	249,734	9,978
Inter Parfums Inc.	141,307	9,887
* Chefs' Warehouse Inc.	229,574	9,256
* United Natural Foods Inc.	800,569	9,223
John B Sanfilippo & Son Inc.	86,359	8,342
Fresh Del Monte Produce Inc.	229,000	7,811
* Central Garden & Pet Co. Class A	270,425	7,498
Andersons Inc.	306,206	6,868
* USANA Health Sciences Inc.	86,884	5,942
National Beverage Corp.	87,500	3,882
* Central Garden & Pet Co.	124,130	3,628
* Seneca Foods Corp. Class A	101,799	3,174
Dean Foods Co.	1,327,206	1,540
SpartanNash Co.	48,808	577
		260,013
Energy (3.8%)
* Dril-Quip Inc.	388,452	19,493
* PDC Energy Inc.	543,820	15,091
Archrock Inc.	1,380,571	13,764
SM Energy Co.	1,330,252	12,890
* Helix Energy Solutions Group Inc.	1,514,808	12,209
* SRC Energy Inc.	2,177,072	10,145
Nabors Industries Ltd.	5,295,290	9,902
* Valaris plc Class A	2,001,300	9,626
US Silica Holdings Inc.	1,002,728	9,586
* Callon Petroleum Co.	2,088,200	9,063
* Carrizo Oil & Gas Inc.	1,046,812	8,987
QEP Resources Inc.	2,134,100	7,896
* Oil States International Inc.	578,064	7,688
Range Resources Corp.	1,953,200	7,461
* Denbury Resources Inc.	6,156,294	7,326
* Newpark Resources Inc.	954,260	7,272
* SEACOR Holdings Inc.	151,254	7,120
* Laredo Petroleum Inc.	2,895,342	6,978
* Par Pacific Holdings Inc.	281,707	6,440
* ProPetro Holding Corp.	666,511	6,059
DMC Global Inc.	125,919	5,538
* REX American Resources Corp.	65,261	4,981

* Renewable Energy Group Inc.	327,580	4,915
* Matrix Service Co.	269,903	4,626
* Noble Corp. plc	3,586,671	4,555
* Bonanza Creek Energy Inc.	202,054	4,524
* Penn Virginia Corp.	143,887	4,183
Green Plains Inc.	350,589	3,715
* McDermott International Inc.	1,609,300	3,251
* CONSOL Energy Inc.	207,443	3,242
* Era Group Inc.	298,149	3,148
* Exterran Corp.	205,685	2,686
* Geospace Technologies Corp.	169,587	2,607
RPC Inc.	378,434	2,123
* Jagged Peak Energy Inc.	236,600	1,718
* TETRA Technologies Inc.	516,672	1,039
* Gulf Island Fabrication Inc.	161,763	865
		252,712
Financials (16.5%)
Glacier Bancorp Inc.	690,011	27,918
RLI Corp.	299,651	27,841
Community Bank System Inc.	407,526	25,140
Ameris Bancorp	598,961	24,102
Cadence BanCorp Class A	1,283,968	22,521
Columbia Banking System Inc.	604,848	22,319
Old National Bancorp	1,277,856	21,985
First Financial Bancorp	858,810	21,019
Simmons First National Corp. Class A	815,876	20,315
ProAssurance Corp.	481,705	19,398
First Midwest Bancorp Inc.	990,923	19,303
United Community Banks Inc.	680,759	19,300
American Equity Investment Life Holding Co.	785,041	18,998
First BanCorp	1,890,202	18,864
Independent Bank Corp.	246,236	18,382
Great Western Bancorp Inc.	539,610	17,807
LegacyTexas Financial Group Inc.	406,548	17,697
Hope Bancorp Inc.	1,168,192	16,752
CVB Financial Corp.	786,728	16,419
Apollo Commercial Real Estate Finance Inc.	831,655	15,943
Horace Mann Educators Corp.	338,448	15,680
* NMI Holdings Inc. Class A	592,937	15,571
NBT Bancorp Inc.	415,372	15,198
Westamerica Bancorporation	242,724	15,093
Banner Corp.	268,410	15,077
Walker & Dunlop Inc.	252,494	14,122
ServisFirst Bancshares Inc.	423,017	14,023
* PRA Group Inc.	407,984	13,786
Northwest Bancshares Inc.	838,034	13,735
Pacific Premier Bancorp Inc.	434,173	13,542
Safety Insurance Group Inc.	131,827	13,358
* Axos Financial Inc.	480,951	13,298
Provident Financial Services Inc.	536,511	13,161
James River Group Holdings Ltd.	256,452	13,141
First Commonwealth Financial Corp.	959,645	12,744
Veritex Holdings Inc.	522,407	12,676
S&T Bancorp Inc.	337,207	12,318
* Seacoast Banking Corp. of Florida	484,129	12,253
City Holding Co.	159,832	12,187
Invesco Mortgage Capital Inc.	784,562	12,012

Eagle Bancorp Inc.	267,665	11,943
AMERISAFE Inc.	179,451	11,863
Waddell & Reed Financial Inc. Class A	690,445	11,862
Employers Holdings Inc.	268,842	11,716
Berkshire Hills Bancorp Inc.	395,805	11,593
Brookline Bancorp Inc.	770,108	11,344
Southside Bancshares Inc.	330,230	11,264
* eHealth Inc.	165,560	11,058
OFG Bancorp	489,877	10,728
Central Pacific Financial Corp.	375,347	10,660
Boston Private Financial Holdings Inc.	893,296	10,411
Oritani Financial Corp.	581,767	10,294
Northfield Bancorp Inc.	637,445	10,237
Tompkins Financial Corp.	120,787	9,799
National Bank Holdings Corp. Class A	281,487	9,624
Preferred Bank	174,610	9,146
Meta Financial Group Inc.	275,932	8,998
Piper Jaffray Cos.	119,102	8,990
* Blucora Inc.	412,997	8,937
United Fire Group Inc.	187,385	8,803
Heritage Financial Corp.	322,165	8,686
TrustCo Bank Corp. NY	1,060,191	8,641
* Triumph Bancorp Inc.	263,364	8,399
Flagstar Bancorp Inc.	224,500	8,385
Hanmi Financial Corp.	445,031	8,358
Universal Insurance Holdings Inc.	278,372	8,348
* Encore Capital Group Inc.	241,309	8,042
Stewart Information Services Corp.	202,089	7,839
Dime Community Bancshares Inc.	362,897	7,770
Banc of California Inc.	548,631	7,758
* World Acceptance Corp.	59,658	7,607
* HomeStreet Inc.	275,193	7,518
Virtus Investment Partners Inc.	67,490	7,462
PennyMac Mortgage Investment Trust	334,674	7,440
Redwood Trust Inc.	430,100	7,058
* Customers Bancorp Inc.	316,232	6,559
Opus Bank	301,121	6,555
* Enova International Inc.	299,961	6,224
* Third Point Reinsurance Ltd.	619,200	6,186
Capstead Mortgage Corp.	724,885	5,328
Franklin Financial Network Inc.	173,273	5,235
* INTL. FCStone Inc.	126,603	5,198
New York Mortgage Trust Inc.	826,200	5,032
ARMOUR Residential REIT Inc.	261,362	4,378
Granite Point Mortgage Trust Inc.	227,700	4,267
HCI Group Inc.	81,206	3,414
* EZCORP Inc. Class A	515,395	3,327
Greenhill & Co. Inc.	226,331	2,969
United Insurance Holdings Corp.	206,562	2,890
WisdomTree Investments Inc.	373,956	1,954
* Ambac Financial Group Inc.	76,142	1,489
		1,084,584
Health Care (12.0%)
* Medicines Co.	653,093	32,655
* Neogen Corp.	452,682	30,832
* LHC Group Inc.	257,697	29,264
* HMS Holdings Corp.	774,274	26,685

* Omnicell Inc.	366,970	26,521
* Arrowhead Pharmaceuticals Inc.	870,998	24,545
* AMN Healthcare Services Inc.	425,770	24,507
* Emergent BioSolutions Inc.	412,388	21,560
Ensign Group Inc.	442,960	21,010
CONMED Corp.	214,841	20,657
* Integer Holdings Corp.	258,009	19,495
* Medpace Holdings Inc.	230,335	19,357
* Myriad Genetics Inc.	643,975	18,437
* Cambrex Corp.	289,151	17,204
* Select Medical Holdings Corp.	988,032	16,372
* NeoGenomics Inc.	832,652	15,920
US Physical Therapy Inc.	117,200	15,300
* Cardiovascular Systems Inc.	308,516	14,661
* Merit Medical Systems Inc.	474,918	14,466
* Corcept Therapeutics Inc.	1,004,433	14,198
* Magellan Health Inc.	222,704	13,830
* Supernus Pharmaceuticals Inc.	496,841	13,653
* Xencor Inc.	397,198	13,397
* BioTelemetry Inc.	324,677	13,224
* Momenta Pharmaceuticals Inc.	957,266	12,406
* Pacira BioSciences Inc.	324,200	12,342
* Genomic Health Inc.	166,037	11,261
* Varex Imaging Corp.	334,159	9,537
* Tabula Rasa HealthCare Inc.	172,432	9,473
* Natus Medical Inc.	295,120	9,397
* Enanta Pharmaceuticals Inc.	155,490	9,342
* Lantheus Holdings Inc.	367,563	9,213
* Orthofix Medical Inc.	169,412	8,982
* Spectrum Pharmaceuticals Inc.	1,030,299	8,546
* Inogen Inc.	177,007	8,480
* CryoLife Inc.	302,217	8,205
* Anika Therapeutics Inc.	145,115	7,965
* Tivity Health Inc.	474,507	7,891
* Addus HomeCare Corp.	99,435	7,883
Luminex Corp.	358,186	7,397
* Eagle Pharmaceuticals Inc.	128,683	7,280
* CorVel Corp.	94,960	7,188
* Amphastar Pharmaceuticals Inc.	355,905	7,058
* HealthStream Inc.	270,009	6,991
* NextGen Healthcare Inc.	434,006	6,801
* Tactile Systems Technology Inc.	155,819	6,594
* Cytokinetics Inc.	578,515	6,583
* Providence Service Corp.	109,851	6,532
* Innoviva Inc.	614,093	6,473
* ANI Pharmaceuticals Inc.	88,074	6,419
* Endo International plc	1,987,821	6,381
* Lannett Co. Inc.	563,084	6,307
* AngioDynamics Inc.	340,384	6,270
* Surmodics Inc.	129,977	5,945
* Vanda Pharmaceuticals Inc.	426,795	5,668
LeMaitre Vascular Inc.	154,182	5,270
Mesa Laboratories Inc.	22,040	5,240
* Progenics Pharmaceuticals Inc.	933,336	4,718
* Heska Corp.	65,754	4,660
* Cutera Inc.	152,625	4,461
* Akorn Inc.	1,071,243	4,071

Phibro Animal Health Corp. Class A	186,717	3,983
Meridian Bioscience Inc.	412,289	3,913
* Cross Country Healthcare Inc.	361,475	3,723
Owens & Minor Inc.	613,368	3,564
* AMAG Pharmaceuticals Inc.	298,248	3,445
Computer Programs & Systems Inc.	151,859	3,433
Invacare Corp.	389,389	2,920
* Diplomat Pharmacy Inc.	571,588	2,801
* Acorda Therapeutics Inc.	750,550	2,154
* OraSure Technologies Inc.	270,094	2,018
* REGENXBIO Inc.	17,984	640
		785,574
Industrials (18.5%)
* Mercury Systems Inc.	447,088	36,290
* FTI Consulting Inc.	324,366	34,380
* Aerojet Rocketdyne Holdings Inc.	638,445	32,248
Exponent Inc.	429,494	30,022
John Bean Technologies Corp.	273,696	27,214
SkyWest Inc.	467,783	26,851
UniFirst Corp.	135,874	26,512
* Proto Labs Inc.	243,234	24,834
Simpson Manufacturing Co. Inc.	349,578	24,250
Moog Inc. Class A	286,685	23,256
Brady Corp. Class A	428,849	22,750
Albany International Corp. Class A	248,771	22,429
Universal Forest Products Inc.	554,461	22,112
* Saia Inc.	233,137	21,845
ABM Industries Inc.	598,845	21,750
Watts Water Technologies Inc. Class A	229,878	21,546
Barnes Group Inc.	395,984	20,409
* Chart Industries Inc.	311,810	19,445
Korn Ferry	501,000	19,359
Applied Industrial Technologies Inc.	338,332	19,217
Hillenbrand Inc.	594,540	18,359
Cubic Corp.	257,325	18,123
ESCO Technologies Inc.	221,969	17,660
Allegiant Travel Co. Class A	115,320	17,259
Federal Signal Corp.	520,014	17,025
AAON Inc.	354,963	16,307
Mobile Mini Inc.	436,868	16,103
Forward Air Corp.	249,598	15,904
Franklin Electric Co. Inc.	330,847	15,818
* SPX FLOW Inc.	395,516	15,607
Mueller Industries Inc.	515,684	14,790
Arcosa Inc.	425,842	14,568
* SPX Corp.	362,851	14,518
Kaman Corp.	237,716	14,135
* Hub Group Inc. Class A	301,715	14,030
Comfort Systems USA Inc.	316,247	13,988
Greenbrier Cos. Inc.	464,373	13,987
* Harsco Corp.	732,557	13,889
EnPro Industries Inc.	200,429	13,759
Matson Inc.	364,475	13,671
* Gibraltar Industries Inc.	295,079	13,556
* American Woodmark Corp.	149,737	13,313
US Ecology Inc.	200,946	12,849
Viad Corp.	190,379	12,784

AAR Corp.	306,914	12,648
Actuant Corp. Class A	552,383	12,119
Hawaiian Holdings Inc.	449,727	11,810
Tennant Co.	166,964	11,804
Triumph Group Inc.	481,599	11,019
Raven Industries Inc.	327,960	10,974
* AeroVironment Inc.	203,384	10,893
Navigant Consulting Inc.	386,626	10,806
Apogee Enterprises Inc.	272,695	10,632
* Atlas Air Worldwide Holdings Inc.	418,379	10,556
Encore Wire Corp.	181,296	10,203
Alamo Group Inc.	86,027	10,127
AZZ Inc.	231,645	10,090
* Patrick Industries Inc.	232,952	9,989
* PGT Innovations Inc.	534,169	9,225
Lindsay Corp.	98,496	9,145
Heartland Express Inc.	420,330	9,041
* CIRCOR International Inc.	235,412	8,840
Standex International Corp.	120,991	8,825
Interface Inc. Class A	607,240	8,769
Matthews International Corp. Class A	244,756	8,662
ArcBest Corp.	275,782	8,398
* GMS Inc.	291,305	8,366
Wabash National Corp.	560,237	8,129
* TrueBlue Inc.	372,717	7,864
Marten Transport Ltd.	364,837	7,581
* Aegion Corp. Class A	332,228	7,103
Quanex Building Products Corp.	392,546	7,097
Griffon Corp.	331,333	6,948
Kelly Services Inc. Class A	279,173	6,762
* Echo Global Logistics Inc.	268,559	6,083
Resources Connection Inc.	350,247	5,951
* Team Inc.	310,397	5,603
* MYR Group Inc.	177,019	5,539
* DXP Enterprises Inc.	159,463	5,537
* Lydall Inc.	219,243	5,461
Heidrick & Struggles International Inc.	180,675	4,932
* Vicor Corp.	164,833	4,866
Park Aerospace Corp.	265,915	4,669
National Presto Industries Inc.	52,093	4,641
Insteel Industries Inc.	210,611	4,324
Powell Industries Inc.	103,408	4,048
Forrester Research Inc.	112,916	3,629
RR Donnelley & Sons Co.	940,048	3,544
Astec Industries Inc.	97,154	3,022
Titan International Inc.	183,947	497
LSC Communications Inc.	51,144	71
		1,215,563
Information Technology (13.9%)
Cabot Microelectronics Corp.	245,669	34,691
* SolarEdge Technologies Inc.	393,738	32,964
* Viavi Solutions Inc.	1,937,997	27,142
Brooks Automation Inc.	647,231	23,967
Power Integrations Inc.	264,607	23,928
* Rogers Corp.	165,650	22,646
* Qualys Inc.	293,896	22,210
* Itron Inc.	291,874	21,587

* LivePerson Inc.	526,131	18,783
* Sanmina Corp.	584,495	18,768
* ExlService Holdings Inc.	276,984	18,547
* Advanced Energy Industries Inc.	305,403	17,533
* 8x8 Inc.	844,858	17,505
* Fabrinet	327,799	17,144
* Anixter International Inc.	246,474	17,036
* Insight Enterprises Inc.	305,345	17,005
* Knowles Corp.	808,041	16,436
* Plexus Corp.	262,163	16,388
EVERTEC Inc.	504,367	15,746
* OSI Systems Inc.	153,442	15,584
ManTech International Corp. Class A	218,132	15,577
Kulicke & Soffa Industries Inc.	636,951	14,956
* SPS Commerce Inc.	314,886	14,822
Progress Software Corp.	387,185	14,736
CSG Systems International Inc.	281,528	14,549
* Diodes Inc.	359,507	14,434
* Alarm.com Holdings Inc.	307,213	14,328
* Rambus Inc.	1,056,297	13,864
Badger Meter Inc.	253,052	13,589
* FormFactor Inc.	709,516	13,229
* MaxLinear Inc.	577,896	12,933
* Bottomline Technologies DE Inc.	326,699	12,856
NIC Inc.	591,578	12,216
* Cardtronics plc Class A	392,998	11,884
Methode Electronics Inc.	351,896	11,838
Benchmark Electronics Inc.	393,123	11,424
* Perficient Inc.	292,323	11,278
* TTM Technologies Inc.	922,081	11,245
* MicroStrategy Inc. Class A	75,739	11,237
KEMET Corp.	576,556	10,482
* Sykes Enterprises Inc.	334,954	10,263
CTS Corp.	303,272	9,814
* NETGEAR Inc.	297,369	9,581
* Diebold Nixdorf Inc.	828,583	9,280
MTS Systems Corp.	165,591	9,149
* Rudolph Technologies Inc.	334,012	8,805
* ePlus Inc.	115,386	8,780
Xperi Corp.	423,904	8,766
* Photronics Inc.	779,609	8,482
* Extreme Networks Inc.	1,162,820	8,459
Ebix Inc.	200,887	8,457
* Virtusa Corp.	233,825	8,422
Comtech Telecommunications Corp.	244,130	7,934
* FARO Technologies Inc.	159,815	7,727
Monotype Imaging Holdings Inc.	385,291	7,633
* Nanometrics Inc.	232,537	7,585
* ScanSource Inc.	234,336	7,159
* CEVA Inc.	237,317	7,086
* Ultra Clean Holdings Inc.	462,226	6,765
TiVo Corp.	865,676	6,592
* Ichor Holdings Ltd.	260,656	6,303
* Axcelis Technologies Inc.	360,032	6,153
TTEC Holdings Inc.	120,012	5,746
* Harmonic Inc.	803,284	5,286
* Digi International Inc.	384,990	5,244

*	Agilysys Inc.	203,650	5,215
*	OneSpan Inc.	301,486	4,372
*	PDF Solutions Inc.	324,500	4,241
*	DSP Group Inc.	296,065	4,170
*	Veeco Instruments Inc.	353,566	4,130
	Daktronics Inc.	500,799	3,698
*	SMART Global Holdings Inc.	127,847	3,257
*	CalAmp Corp.	282,462	3,254
	Cohu Inc.	240,840	3,252
*	Applied Optoelectronics Inc.	247,830	2,781
*	Arlo Technologies Inc.	584,397	1,993
	ADTRAN Inc.	167,131	1,896
	Bel Fuse Inc. Class B	109,123	1,640
*	II-VI Inc.	14,197	500
			916,957
Materials (4.7%)
	Balchem Corp.	264,040	26,190
	HB Fuller Co.	439,608	20,468
	Innospec Inc.	208,490	18,585
	Trinseo SA	416,411	17,885
	Quaker Chemical Corp.	110,700	17,506
	Stepan Co.	168,861	16,390
	Kaiser Aluminum Corp.	143,350	14,187
	Boise Cascade Co.	396,782	12,931
	Materion Corp.	178,538	10,955
	Neenah Inc.	161,080	10,490
*	Kraton Corp.	323,053	10,431
	Schweitzer-Mauduit International Inc.	271,229	10,155
*	AK Steel Holding Corp.	4,301,890	9,765
*	Livent Corp.	1,446,878	9,680
*	US Concrete Inc.	162,005	8,956
	Warrior Met Coal Inc.	334,868	6,537
*	Koppers Holdings Inc.	214,113	6,254
	Innophos Holdings Inc.	187,666	6,092
	Mercer International Inc.	443,198	5,558
*	AdvanSix Inc.	213,426	5,489
	Rayonier Advanced Materials Inc.	1,255,697	5,437
	Hawkins Inc.	127,612	5,423
	Tredegar Corp.	271,845	5,306
*	Century Aluminum Co.	781,877	5,188
	Haynes International Inc.	137,794	4,939
*	GCP Applied Technologies Inc.	256,065	4,929
	Myers Industries Inc.	276,140	4,874
*	SunCoke Energy Inc.	814,085	4,591
	American Vanguard Corp.	268,629	4,217
*	TimkenSteel Corp.	646,254	4,065
	FutureFuel Corp.	333,304	3,980
	PH Glatfelter Co.	229,468	3,532
*	Clearwater Paper Corp.	115,481	2,439
*	Ferro Corp.	164,169	1,947
	Olympic Steel Inc.	118,473	1,706
*,§ A Schulman Inc. CVR		252,331	109
			307,186

Other (4.4%)
2 Vanguard Real Estate ETF	3,100,000	289,075

Real Estate (3.5%)
Agree Realty Corp.	167,290	12,237
Xenia Hotels & Resorts Inc.	569,940	12,037
DiamondRock Hospitality Co.	1,116,993	11,449
Kite Realty Group Trust	655,365	10,584
Acadia Realty Trust	363,140	10,379
Washington REIT	355,978	9,740
Lexington Realty Trust Class B	931,296	9,546
LTC Properties Inc.	182,509	9,348
CareTrust REIT Inc.	395,482	9,296
Retail Opportunity Investments Corp.	507,501	9,252
Four Corners Property Trust Inc.	304,248	8,604
Realogy Holdings Corp.	1,267,014	8,464
National Storage Affiliates Trust	252,452	8,424
American Assets Trust Inc.	168,563	7,879
Global Net Lease Inc.	373,200	7,277
Office Properties Income Trust	214,000	6,557
Universal Health Realty Income Trust	56,347	5,793
Easterly Government Properties Inc.	271,100	5,774
Independence Realty Trust Inc.	397,352	5,686
Summit Hotel Properties Inc.	466,568	5,412
RE/MAX Holdings Inc. Class A	158,378	5,094
Getty Realty Corp.	151,057	4,843
RPT Realty	356,835	4,835
* Marcus & Millichap Inc.	135,690	4,816
Franklin Street Properties Corp.	477,200	4,037
Innovative Industrial Properties Inc.	43,500	4,018
Armada Hoffler Properties Inc.	220,535	3,990
iStar Inc.	303,400	3,959
Chatham Lodging Trust	207,291	3,762
Community Healthcare Trust Inc.	79,200	3,528
Urstadt Biddle Properties Inc. Class A	133,120	3,155
Saul Centers Inc.	51,534	2,809
Whitestone REIT	177,056	2,436
Hersha Hospitality Trust Class A	160,499	2,388
Pennsylvania REIT	287,944	1,647
Cedar Realty Trust Inc.	383,466	1,150
		230,205
Utilities (2.3%)
Avista Corp.	587,977	28,482
American States Water Co.	313,012	28,127
South Jersey Industries Inc.	829,902	27,312
El Paso Electric Co.	380,060	25,494
California Water Service Group	416,975	22,071
Northwest Natural Holding Co.	257,814	18,392
		149,878
Total Common Stocks (Cost $4,693,711)		6,563,764

	Coupon
Temporary Cash Investments (0.6%)1
Money Market Fund (0.6%)
3 Vanguard Market Liquidity Fund	2.098%		411,505	41,155

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	2.135%	11/14/19	700	698
Total Temporary Cash Investments (Cost $41,853)				41,853
Total Investments (100.5%) (Cost $4,735,564)				6,605,617
Other Assets and Liabilities-Net (-0.5%)				(32,213)
Net Assets (100%)				6,573,404

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $698,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2019	139	10,599	(332)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Tax-Managed Small-Cap Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,563,655	—	109
Temporary Cash Investments	41,155	698	—
Futures Contracts—Assets[1]	6	—	—
Total	6,604,816	698	109
1 Represents variation margin on the last day of the reporting period.

D. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

Tax-Managed Small-Cap Fund

					Current Period Transactions
	Dec. 31,		Proceeds					Sept. 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	4,008	NA1	NA1	1	—	308	—	41,155
Vanguard Real Estate
ETF	253,538	922,764	950,523	44,734	18,562	—	—	289,075
Total	257.546			44,735	18,562	308	—	330,230
1 Not applicable—purchases and sales are for temporary cash investment purposes.